Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues
Revenues	$ 163,163	$ 141,237	$ 377,258	$ 241,959	$ 731,493	$ 8,939
Cost of revenues	29,665	25,592	50,460	49,345	154,900	4,089
Cost of revenues - related party	63,706	28,515	109,608	48,285	145,092
Gross profit	69,792	87,130	217,190	144,329	431,501	4,850
Operating expenses
General and administrative expenses	850,704	567,655	1,622,662	1,951,614	3,319,417	1,643,572
Salary and benefits	259,105	374,396	552,314	396,094	977,890
Advertising and marketing	229,244	797,263	1,081,627	912,997	2,097,505	352,860
Investor relations	40,000	90,500	183,000	519,465	1,100,465
Stock based compensation	859,380	549,574	1,313,845	1,215,542	2,155,114
Total operating expenses	2,238,433	2,379,388	4,753,448	4,995,712	9,650,391	1,996,432
Loss from operations	(2,168,641)	(2,292,258)	(4,536,258)	(4,851,383)	(9,218,890)	(1,991,582)
Other expense
Other income					(6,473)
Imputed interest - related party		(8,233)		(6,473)		6,473
Interest expense - amortization on discount	222,678		222,678
Total other expense	222,678	(8,233)	222,678	(6,473)	(6,473)	6,473
Loss before income taxes	(2,391,319)	(2,284,025)	(4,758,936)	(4,844,910)	(9,212,417)	(1,998,055)
Income taxes
Net loss	(2,391,319)	(2,284,025)	(4,758,936)	(4,844,910)	(9,212,417)	(1,998,055)
Net loss attributed to non-controlling interest	(340)		(376)
Net loss attributed to Mangoceuticals, Inc.	$ (2,390,979)	$ (2,284,025)	$ (4,758,560)	$ (4,844,910)	$ (9,212,417)	$ (1,998,055)
Basic and diluted loss per share
Basic loss per share	$ (0.09)	$ (0.14)	$ (0.19)	$ (0.33)	$ (0.57)	$ (0.19)
Diluted loss per share	$ (0.09)	$ (0.14)	$ (0.19)	$ (0.33)	$ (0.57)	$ (0.19)
Weighted average number of shares outstanding
Basic	26,099,532	15,772,348	24,577,289	14,500,230	16,113,029	10,798,083
Diluted	26,099,532	15,772,348	24,577,289	14,500,230	16,113,029	10,798,083